SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended		69 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Impairment of long-lived assets		$ 919	$ 919
Stock split ratio		181
Patents [Member]
Intangible Assets Estimated Useful Life	20 years
Machinery and equipment [Member]
Property, Plant and Equipment, Estimated Useful Life	3 years
Minimum [Member] | Patents [Member]
Intangible Assets Estimated Useful Life	10 years
Minimum [Member] | Software [Member]
Intangible Assets Estimated Useful Life	3 years
Minimum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment, Estimated Useful Life	3 years
Maximum [Member] | Patents [Member]
Intangible Assets Estimated Useful Life	20 years
Maximum [Member] | Software [Member]
Intangible Assets Estimated Useful Life	10 years
Maximum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment, Estimated Useful Life	5 years